11A. Land use right, net	12 Months Ended
Dec. 31, 2013
ZHEJIANG TIANLAN
Land use right, net
	2013	2012
	RMB’000	RMB’000

Land use right	7,361	7,315
Less: Accumulated amortisation	(1,167)	(980)

	6,194	6,335

	2013	2012	2011
	RMB’000	RMB’000	RMB’000

Amortisation expense	141	177	148

ZHEJIANG JIAHUAN
Land use right, net

		(Unaudited)
	2013	2012
	RMB’000	RMB’000

Land use right	7,987	7,987
Less: Accumulated amortisation	(1,210)	(1,047)

	6,777	6,940

		(Unaudited)	(Unaudited)
	2013	2012	2011
	RMB’000	RMB’000	RMB’000

Amortisation expense	163	163	163

Land use right with a carrying amount of approximately RMB6,777,000 and RMB6,940,000 as of December 31, 2013  and 2012 was pledged, along with the buildings discussed above, to secure the short-term loans.